Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	29

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.31871%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00	2.19%		July 15, 2022
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$844,506.24

Principal:
Principal Collections	$12,757,741.84
Prepayments in Full	$6,389,482.76
Liquidation Proceeds	$267,051.88
Recoveries	$114,228.68
Sub Total	$19,528,505.16
Collections	$20,373,011.40

Purchase Amounts:
Purchase Amounts Related to Principal	$92,469.94
Purchase Amounts Related to Interest	$505.32
Sub Total	$92,975.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,465,986.66

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,465,986.66
Servicing Fee	$314,410.82	$314,410.82	$0.00	$0.00	$20,151,575.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,151,575.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,151,575.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,151,575.84
Interest - Class A-3 Notes	$199,995.95	$199,995.95	$0.00	$0.00	$19,951,579.89
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$19,814,539.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,814,539.89
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$19,763,485.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,763,485.56
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$19,725,069.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,725,069.31
Regular Principal Payment	$18,167,284.58	$18,167,284.58	$0.00	$0.00	$1,557,784.73
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,557,784.73
Residual Released to Depositor	$0.00	$1,557,784.73	$0.00	$0.00	$0.00
Total		$20,465,986.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,167,284.58
Total					$18,167,284.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,167,284.58	$59.53	$199,995.95	$0.66	$18,367,280.53	$60.19
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$18,167,284.58	$17.26	$426,506.53	$0.41	$18,593,791.11	$17.67

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$172,658,372.91	0.5657221	$154,491,088.33	0.5061962
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$328,068,372.91	0.3116713	$309,901,088.33	0.2944121

Pool Information
Weighted Average APR	2.688%	2.679%
Weighted Average Remaining Term	34.30	33.48
Number of Receivables Outstanding	26,037	25,347
Pool Balance	$377,292,980.19	$357,569,053.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$349,120,563.84	$330,953,279.26
Pool Factor	0.3297542	0.3125155

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$26,615,774.20
Targeted Overcollateralization Amount	$47,667,965.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,667,965.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$217,180.31
(Recoveries)		117	$114,228.68
Net Loss for Current Collection Period			$102,951.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3274%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9587%
Second Prior Collection Period			0.7034%
Prior Collection Period			0.5131%
Current Collection Period			0.3362%
Four Month Average (Current and Prior Three Collection Periods)			0.6279%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,139	$8,547,478.07
(Cumulative Recoveries)			$1,185,888.17
Cumulative Net Loss for All Collection Periods			$7,361,589.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6434%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,996.02
Average Net Loss for Receivables that have experienced a Realized Loss			$3,441.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.47%	301	$5,240,003.07
61-90 Days Delinquent	0.19%	37	$672,811.52
91-120 Days Delinquent	0.06%	11	$232,016.87
Over 120 Days Delinquent	0.15%	26	$543,485.64
Total Delinquent Receivables	1.87%	375	$6,688,317.10

Repossession Inventory:
Repossessed in the Current Collection Period		13	$212,038.91
Total Repossessed Inventory		22	$379,845.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2104%
Prior Collection Period			0.2458%
Current Collection Period			0.2919%
Three Month Average			0.2494%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4050%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer